10. INCOME TAXES (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Income Taxes Details
Benefit at US federal statutory rate	$ (2,116,237)	$ (2,022,222)
State taxes - deferred	(373,454)	(272,271)
Beneficial conversion feature	189,182	45,108
Increase in valuation allowance	2,076,757	2,582,235
Research and development credits	(97,013)	(332,850)
Benefit for income taxes	(320,765)	0
Deferred tax assets:
Federal and state net operating loss carryforwards	10,267,000	7,612,221
Federal and state research credits	1,890,966	1,793,953
Total gross deferred tax assets	12,157,966	9,406,174
Less: valuation allowance for deferred tax assets	(12,157,966)	(9,406,174)
Net deferred tax assets	$ 0	$ 0